Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Ingredient materials	$452,098	$538,898
Package and other materials	150,974	166,207
Finished goods	139,468	125,492
Total inventories	$742,540	$830,597